INTEREST INCOME, NET	12 Months Ended
Dec. 31, 2024
INTEREST INCOME, NET
INTEREST INCOME, NET

22— INTEREST INCOME, NET

Interest (expense) income, net consists of the following:

	Year Ended December 31,
	2024	2023	2022
Interest income	796	1,311	404
Interest expense	(236)	(232)	(168)
Total	560	1,079	236